CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
CONDENSED CONSOLIDATED BALANCE SHEETS
Common shares - Shares authorized (in shares)	Unlimited	Unlimited
Common shares - Shares issued (in shares)	85,480,322	85,183,455
Common shares - Shares outstanding (in shares)	85,480,322	85,183,455